Income Taxes (Details) - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Taxes (Details) [Line Items]
Federal net operating loss					$ 76,768,898	$ 61,648,751
Foreign net operating loss carryforward					41,515	555,273
State net operating loss					99,360,503	77,709,632
Carry Forward Infinitely							$ 65,112,302
Federal net operating loss carryforwards							$ 11,656,596
Deferred tax assets					22,040,019	18,029,312
Total valuation allowance					$ 4,010,707	7,768,414
Total penalties description					The Company accrued total penalties and interest of $0 during the years ended December 31, 2020, and 2019 and in total, as of December 31, 2020 and 2019 has recognized penalties and interest of $0.
Income tax expense(benefit)			$ 613	$ 3,518
Income tax expense(benefit)	$ 3,518	$ 604,608	$ 613,531	$ 3,518	$ 117,443	$ 47,032